FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED NOVEMBER 1, 2017 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CLOUGH CHINA FUND (THE “FUND”) DATED FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective November 1, 2017, Charles I. Clough, Jr. and Anupam Bose have joined the portfolio management team of the Fund. Therefore, effective immediately, the following changes are being made with respect to the Fund.

Summary Prospectus/Prospectus
The section entitled “Portfolio Managers” in the summary prospectus and in the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers
Brian Chen, a Portfolio Manager and Partner of the Sub-Adviser, has been a co-portfolio manager of the Fund since August 2016. Charles I. Clough, Jr., Chief Executive Officer and Portfolio Manager of the Sub-Adviser, has been a co-portfolio manager of the Fund since November 2017. Anupam Bose, a Portfolio Manager of the Sub-Adviser, has been a co-portfolio manager of the Fund since November 2017.

Prospectus
The section entitled “The Portfolio Manager” in the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Clough China Fund
Each of the persons listed below is a member of the portfolio management team that has primary responsibility for the investments of the Fund. Mr. Chen was appointed a co-portfolio manager of the Fund in August 2016, and Mr. Clough and Mr. Bose were appointed co-portfolio managers of the Fund in November 2017.

Portfolio Managers	Past 5 Years’ Business Experience
Charles I. Clough, Jr. (Co-Portfolio Manager)
Founding Partner and Chief Executive Officer of Clough Capital Partners L.P. Portfolio Manager for pooled investment accounts, separately managed accounts, and investment companies for over seventeen years.

Brian Chen (Co-Portfolio Manager)
Mr. Chen joined Clough Capital in 2010, and became a Partner of the firm in 2016. He has served as an Analyst and a Portfolio Manager while at Clough Capital. Mr. Chen holds an MBA from Columbia Business School and a BA from Duke University. He also has held a Chartered Financial Analyst designation since 2000. Mr. Chen has served as a co-portfolio manager of the Fund since August 2016.

Anupam Bose (Co-Portfolio Manager)
Mr. Bose joined Clough Capital in 2014 and has over 11 years of industry experience. He covers equity investments in the information technology sector. Prior to joining the firm, Anupam worked as a technology research analyst at Westfield Capital Management (2012 – 2014) and at McKinsey & Company (2003-2006 and 2008-2012) where he led projects in corporate finance and private equity practices. He also worked as an intern at The Carlyle Group where he assessed growth capital investments (May 2008 – June 2008). Anupam earned his MBA from the MIT Sloan School of Management and his undergraduate degree in Electrical Engineering from the Indian Institute Technology.

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Statement of Additional Information
The following information under the heading/subheading “PORTFOLIO MANAGER/Other Accounts Managed by Portfolio Managers” of the Statement of Additional Information with respect to the Fund is hereby deleted and replaced in its entirety with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)*	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Clough China Fund
Charles I. Clough, Jr. (Co-Portfolio Manager)	4	$1,644	3	$736.1	1	$256.1
Brian Chen (Co-Portfolio Manager)	0	$0	0	$0	0	$0
Anupam Bose (Co-Portfolio Manager)	0	$0	0	$0	0	$0

*	All information set forth in this table is as of September 30, 2017.

The following information under the heading/subheading “PORTFOLIO MANAGER/Ownership of Securities” of the Statement of Additional Information with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Ownership of Securities
The table below identifies ownership of Fund securities by each Portfolio Manager as of November 1, 2017.

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Clough China Fund
Charles I. Clough, Jr.	Over $1 million
Brian Chen	$10,001 - $20,000
Anupam Bose	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.

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